Long-term Investments (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Non-marketable Equity Investment	$ 6,266,880	$ 9,452,103	$ 6,600,000
Equity Method Investment	16,676,714	16,956,506
Total	$ 22,943,594	$ 26,408,609	$ 6,975,511	[1]

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")